Goodwill and Other Intangible Assets - Schedule of Indefinite-Lived Intangible Assets (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Indefinite-lived Intangible Assets [Line Items]
Indefinite lived intangible assets other than goodwill	$ 119.7	$ 122.4
Tradenames
Indefinite-lived Intangible Assets [Line Items]
Indefinite lived intangible assets other than goodwill	112.3	115.0
Other
Indefinite-lived Intangible Assets [Line Items]
Indefinite lived intangible assets other than goodwill	$ 7.4	$ 7.4